SCHEDULE OF FAIR VALUE ASSUMPTIONS OF OPTIONS AND WARRANTS (Details) - $ / shares		9 Months Ended	12 Months Ended
	Aug. 03, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%		0.00%
Expected share price volatility	141.63%
Risk free interest rate	3.14%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility			125.83%	125.18%
Risk free interest rate			0.42%	0.42%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility			129.48%	127.03%
Risk free interest rate			285.00%	111.00%
Warrants [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Share price of last financing	$ 0.48
Risk free interest rate	3.18%
Warrants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility	64.91%
Remaining life of warrants and options	10 days
Warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility	113.22%
Remaining life of warrants and options	2 years
Options [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Share price of last financing	$ 0.48
Options [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility	133.15%
Risk free interest rate	2.85%
Remaining life of warrants and options	2 years 6 months 21 days
Options [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility	143.30%
Risk free interest rate	3.08%
Remaining life of warrants and options	4 years 2 months 23 days